Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 220,391	$ 195,769	$ 151,921
Other comprehensive income (loss), net of tax
Unrealized gain due to fair value adjustments on interest rate swap agreements, net of taxes of $1,865, $1,759 and $1,562, net of settlements	2,636	2,846	3,151
Unrealized gain (loss) due to fair value adjustments on available-for-sale securities, net of taxes of $1,223, $1,479 and $572	(957)	2,507	(2,041)
Other comprehensive income (loss) in equity method investments	(3,119)	676	2,386
Foreign currency translation adjustments, net of taxes of $0, $0 and $888	(125,512)	(68,997)	(47,699)
Total other comprehensive loss, net of tax	(126,952)	(62,968)	(44,203)
Total comprehensive income, net of tax	93,439	132,801	107,718
Comprehensive income attributable to noncontrolling interests	(1,821)	(1,374)	(1,996)
Comprehensive income attributable to Cinemark USA, Inc.	$ 91,618	$ 131,427	$ 105,722